Supplement to the

Cash Portfolio and Term Portfolio
Funds of The North Carolina Capital Management Trust

STATEMENT OF ADDITIONAL INFORMATION

August 28, 2010 As Revised December 20, 2010

Effective immediately, the general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the funds.

The following information supplements the information in the "Investment Policies and Limitations" section beginning on page S-3.

NRSROs. The Board of Trustees has designated each of the following NRSROs as a "designated NRSRO" pursuant to Rule 2a-7 under the 1940 Act: DBRS, Ltd.; Fitch, Inc.; Moody's Investor Services; and Standard & Poor's Ratings Services.

NCXB-11-01 February 8, 2011
1.923920.101

Supplement to
The North Carolina Capital Management Trust:
Cash Portfolio (NCCTX)
Term Portfolio (XAOHX)
August 28, 2010
Prospectus and Statement of Additional Information

Effective immediately, the general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the funds.

Effective November 1, 2010, Term Portfolio is no longer required to invest its assets predominantly in U.S. Government securities. Accordingly, the following sentences are hereby removed from Term Portfolio's Fund Summary and Fund Basics sections of the Prospectus, respectively:

Investing predominantly in U.S. Government securities.

FMR expects to invest the fund's assets predominantly in U.S. Government securities.

The following information replaces the similar information found under the heading "Portfolio Manager(s)" in Term Portfolio's "Fund Summary" section of the Prospectus on page P-8.

Kim Miller (portfolio manager) has managed the fund since January 2011.

The following information replaces the biographical information for Bob Litterst found in the "Fund Management" section of the Prospectus beginning on page P-22.

Kim Miller is portfolio manager of Term Portfolio, which he has managed since January 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 1991, Mr. Miller has worked as a credit analyst, bond trader, and portfolio manager.

The following information supplements the information in the "Investment Policies and Limitations" section of the Statement of Additional Information beginning on page S-3.

NRSROs. The Board of Trustees has designated each of the following NRSROs as a "designated NRSRO" pursuant to Rule 2a-7 under the 1940 Act: DBRS, Ltd.; Fitch, Inc.; Moody's Investor Services; and Standard & Poor's Ratings Services.

NC-11-02 February 8, 2011
1.710543.119